Schedule of investments
Macquarie Tax-Free New York Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.91%
Education Revenue Bonds — 14.36%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project) 5.00% 6/1/64	1,000,000	$ 1,017,610
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	501,695
Build NYC, New York Resource Revenue
(Classical Charter Schools Project) Series A 4.75% 6/15/53	1,700,000	1,707,718
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	500,000	528,880
144A 5.75% 6/1/62 #	1,000,000	1,055,780
(Inwood Academy for Leadership Charter School Project) Series A 144A 5.50% 5/1/48 #	500,000	509,770
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	571,017
5.00% 7/1/42	1,365,000	1,435,475
(Manhattan College Project) 5.00% 8/1/47	500,000	502,520
(Metropolitan College of New York Project) 5.50% 11/1/44	600,000	366,000
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	250,402
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	500,340
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	260,521
Series A 144A 4.00% 6/15/56 #	450,000	362,574
(Success Academy Charter Schools Project) 4.00% 9/1/43	1,000,000	992,120
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	753,397
Dutchess County, New York Local Development Revenue
(Vassar College Project) 5.00% 7/1/36	1,000,000	1,043,100
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project) Series B 5.00% 7/1/39	1,000,000	1,007,720
NQ- VS [1124] 0125 (4133390)    1

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
144A 5.00% 7/1/54 #	1,000,000	$ 1,016,710
144A 5.00% 7/1/59 #	1,350,000	1,367,375
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	716,449
Series A 144A 5.00% 6/1/59 #	1,000,000	1,012,780
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,123,725
Series A 5.00% 7/1/53	1,000,000	1,085,740
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project) Series A 5.00% 7/1/55	1,750,000	1,790,390
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	990,640
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	2,325,000	2,819,295
(Cornell University) Series A 5.50% 7/1/54	3,500,000	4,016,390
(New York University) 5.50% 7/1/40 (AMBAC)	740,000	886,224
New York State Dormitory Authority Revenue Non-State Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,064,080
Series A 5.50% 5/1/49	1,000,000	1,101,430
(Hudson City School District) Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,750
(New York State University Dormitory Facilities) Series A 5.00% 7/1/37	2,200,000	2,309,296
(Vaughn College of Aeronautics and Technology) Series A 144A 5.50% 12/1/46 #	300,000	266,748
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project) 5.00% 7/1/43	2,000,000	2,094,020
2    NQ- VS [1124] 0125 (4133390)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tompkins County, New York Development Revenue
(Ithaca College Project) 5.00% 7/1/34	750,000	$ 755,220
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	799,380
Series A 5.00% 10/15/50	1,575,000	1,591,648
		42,549,929
Electric Revenue Bonds — 6.96%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	1,000,000	1,009,080
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,310,000	1,443,725
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	478,768
5.00% 9/1/38	2,000,000	2,123,980
5.00% 9/1/42	1,500,000	1,559,670
Series A 5.00% 9/1/43 (AGC)	2,500,000	2,821,150
Series A 5.25% 9/1/54	2,500,000	2,798,325
Series B 5.00% 9/1/41	2,065,000	2,115,820
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,035,520
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,648,425
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	996,320
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	34,125
Series A 6.75% 7/1/36 ‡	625,000	328,125
Series AAA 5.25% 7/1/25 ‡	35,000	18,375
Series TT 5.00% 7/1/32 ‡	1,120,000	588,000
Series WW 5.25% 7/1/33 ‡	195,000	102,375
Series WW 5.50% 7/1/17 ‡	420,000	220,500
Series WW 5.50% 7/1/19 ‡	330,000	173,250
Series XX 4.75% 7/1/26 ‡	40,000	21,000
Series XX 5.25% 7/1/40 ‡	1,430,000	750,750
NQ- VS [1124] 0125 (4133390)    3

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	30,000	$ 15,750
Series ZZ 5.00% 7/1/19 ‡	570,000	299,250
Series ZZ 5.25% 7/1/25 ‡	50,000	26,250
		20,608,533
Healthcare Revenue Bonds — 7.68%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project) Series N 5.25% 7/1/35	250,000	250,355
Build NYC, New York Resource Revenue
(The Children's Aid Society Project) 4.00% 7/1/49	1,000,000	984,360
Dutchess County, New York Local Development Revenue
(Nuvance Health) Series B 4.00% 7/1/49	3,000,000	2,793,090
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	500,000	275,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	413,606
5.00% 12/1/46	540,000	546,788
(Rochester Regional Health Project) Series A 4.00% 12/1/38	2,550,000	2,531,487
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project) 5.00% 7/1/33	725,000	725,384
New York City, New York Trust for Cultural Resources Revenue
(American Museum of Natural History) Series A 5.00% 7/15/54	1,500,000	1,642,575
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	992,450
Series A 4.00% 9/1/45	2,000,000	1,912,600
Series A 4.00% 9/1/50	500,000	467,670
4    NQ- VS [1124] 0125 (4133390)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	$ 3,197,070
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54	1,500,000	1,434,135
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/34 #	700,000	694,421
New York State Dormitory Authority Revenue Non-State Supported Debt Revenue
(Orange Regional Medical Center Obligated Group) 144A 5.00% 12/1/45 #	700,000	651,728
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project) Series A 5.125% 8/1/44	500,000	491,695
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project) 4.00% 7/1/36	400,000	383,692
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	750,150
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	624,619
Series A 144A 5.00% 7/1/56 #	1,000,000	1,006,080
		22,768,955
Housing Revenue Bonds — 3.08%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,804,075
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,220,795
Series B-1 5.30% 11/1/53	2,000,000	2,095,700
New York State Dormitory Authority Revenue Non-State Supported Debt
(Northwell Health Obligated Group) Series A 4.00% 5/1/54 (AGC)	2,000,000	1,971,620
NQ- VS [1124] 0125 (4133390)    5

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	$ 1,022,810
		9,115,000
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.39%
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	48,900,000	3,274,344
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 9.23% 6/1/60 #, ^	65,350,000	3,172,089
New York City, New York Industrial Development Agency Revenue
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	905,220
Series A 4.00% 3/1/45 (AGM)	1,000,000	993,630
(Yankee Stadium Projects) Series A 3.00% 3/1/49 (AGM)	3,440,000	2,794,690
New York City, New York Transitional Finance Authority Revenue
Series 1 5.00% 2/1/48	1,245,000	1,364,022
New York Counties Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,789,710
New York State Thruway Authority State Personal Income Tax Revenue
Series C 5.00% 3/15/53	1,550,000	1,671,660
New York State Urban Development Revenue
Series A 5.00% 3/15/48	1,500,000	1,637,220
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/36 (AMT)	2,015,000	2,070,735
New York Triborough Bridge & Tunnel Authority Revenue
(Climate Bond Certified - Green Bonds) Series B-1 5.25% 5/15/54	2,440,000	2,714,622
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,467,751
6    NQ- VS [1124] 0125 (4133390)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	1,250,000	$ 1,306,200
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,931,616
Westchester County, New York Tobacco Asset Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	729,300
		27,822,809
Lease Revenue Bonds — 4.97%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt) Series A 4.00% 2/15/44	2,875,000	2,882,733
New York City, New York Industrial Development Agency Revenue
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,045,000	1,050,591
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,062,000
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,620,000	1,267,310
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	3,800,000	3,802,090
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	500,395
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	1,500,000	1,501,650
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility) Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,660,225
		14,726,994
Local General Obligation Bonds — 3.21%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,050,260
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,659,600
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,667,145
Series 1 5.25% 9/1/46	1,500,000	1,697,160
Series D 4.00% 4/1/50	1,825,000	1,815,474
NQ- VS [1124] 0125 (4133390)    7

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series D 5.00% 4/1/44	500,000	$ 556,250
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,075,488
		9,521,377
Resource Recovery Revenue Bond — 0.50%
Niagara Area, New York Development Revenue
(Covanta Project) Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,468,050
		1,468,050
Special Tax Revenue Bonds — 23.43%
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	521,088	332,845
(Subordinate)
3.097% 11/1/43 •	6,166,052	3,815,244
3.799% 11/1/51 •	911,176	487,479
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	4,821,723	4,713,234
7.50% 8/20/40	430,169	410,812
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	250,000	215,582
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	500,000	525,075
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-1 5.00% 8/1/42	5,220,000	5,491,074
(Subordinate Bonds) Series A-3 3.00% 5/1/45	2,000,000	1,702,940
New York City, New York Transitional Finance Authority Revenue
Series D 5.50% 5/1/52	1,000,000	1,147,510
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,011,810
5.00% 11/15/40	1,000,000	1,009,770
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subseries B-2 5.00% 11/15/36	1,500,000	1,549,770
8    NQ- VS [1124] 0125 (4133390)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
Series A 5.25% 3/15/52	1,500,000	$ 1,667,775
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	999,650
Series E 3.00% 3/15/50	3,000,000	2,467,980
Series E 4.00% 3/15/48	1,000,000	1,000,560
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities) Series A 5.00% 7/1/42	1,300,000	1,343,875
New York State Dormitory Authority Sales Tax Revenue
Series A 5.00% 3/15/49	2,000,000	2,214,360
Series A 5.00% 3/15/52	2,500,000	2,756,475
New York State Housing Finance Agency Revenue
Series 1 5.00% 6/15/54	1,000,000	1,064,560
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	3,055,000	2,495,202
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,609,600
(Climate Bond Certified - Green Bonds) Series C 5.00% 3/15/55	1,000,000	1,075,980
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	2,215,000	1,790,850
New York Triborough Bridge & Tunnel Authority Revenue
Series B 5.00% 3/15/27	2,000,000	2,105,900
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	2,007,940
Series A 4.00% 5/15/57	1,000,000	1,000,660
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,758,425
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.000% 7/1/51 ^	6,855,000	1,702,576
Series A-1 1.148% 7/1/46 ^	13,880,000	4,702,267
Series A-1 4.55% 7/1/40	444,000	445,616
Series A-1 4.75% 7/1/53	6,805,000	6,811,397
Series A-1 5.00% 7/1/58	3,665,000	3,681,529
NQ- VS [1124] 0125 (4133390)    9

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.536% 7/1/53	1,330,000	$ 1,312,351
		69,428,673
State General Obligation Bonds — 1.17%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,577,220
Series A-1 4.00% 7/1/46	1,980,000	1,888,564
		3,465,784
Transportation Revenue Bonds — 15.97%
MTA Hudson, New York Rail Yards Trust Obligations
Series A 5.00% 11/15/56	1,210,000	1,211,779
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,486,800
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/43	1,000,000	994,720
Series B 4.00% 11/15/44	1,000,000	991,700
Series B 4.00% 11/15/50	1,000,000	969,660
Series E 4.00% 11/15/45	1,500,000	1,483,035
Subordinate Series C-1 5.25% 11/15/55	3,410,000	3,587,900
(Sustainable Bonds) Series A 5.25% 11/15/49	1,500,000	1,644,510
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	986,630
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,621,320
Series P 5.25% 1/1/54	985,000	1,088,996
(Junior Indebtedness Obligation) Series B 4.00% 1/1/45	1,500,000	1,487,295
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,500,000	1,469,685
(John F. Kennedy International Airport New Terminal One Project) 5.25% 6/30/60 (AMT) (AGM)	2,500,000	2,657,725
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AMT) (AGM)	1,350,000	1,402,988
5.375% 6/30/60 (AMT)	2,000,000	2,092,820
10    NQ- VS [1124] 0125 (4133390)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.50% 6/30/54 (AMT)	1,700,000	$ 1,826,072
5.50% 6/30/60 (AMT)	2,750,000	2,939,777
(John F. Kennedy International Airport Terminal 6 Redevelopment Project-Green Bonds) Series A 4.50% 12/31/54 (AMT) (AGC)	1,500,000	1,512,060
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.00% 7/1/41 (AMT)	2,000,000	2,000,060
Series A 5.25% 1/1/50 (AMT)	1,000,000	1,000,070
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,171,940
5.00% 12/1/38 (AMT)	340,000	362,389
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds) Series D-2 5.50% 5/15/52	1,000,000	1,121,700
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	803,907
Series A 5.00% 4/1/37 (AMT)	750,000	774,022
Series A 5.00% 4/1/39 (AMT)	350,000	359,846
Port Authority of New York & New Jersey Revenue
Series 244 5.00% 7/15/42	1,800,000	2,047,662
Series 244 5.00% 7/15/54	1,500,000	1,645,110
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	2,750,000	2,567,015
		47,309,193
Water & Sewer Revenue Bonds — 6.19%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Series AA 5.25% 6/15/53	2,500,000	2,809,375
Series BB 5.25% 6/15/54	2,500,000	2,781,100
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,026,490
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,628,100
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	989,720
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	997,810
NQ- VS [1124] 0125 (4133390)    11

Schedule of investments
Macquarie Tax-Free New York Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution) Series B 5.00% 6/15/43	470,000	$ 494,985
(New York Municipal Water Finance Authority Projects - Second Resolution Bonds) Series A 5.25% 6/15/53	2,500,000	2,820,050
New York State Environmental Facilities Revenue
5.25% 9/15/52	2,395,000	2,655,217
(2010 Master Financing Program) Series B 5.00% 11/15/42	1,000,000	1,135,580
		18,338,427
Total Municipal Bonds (cost $282,916,457)		287,123,724

Short-Term Investments — 2.05%
Variable Rate Demand Notes — 2.05%¤
New York City, New York
Fiscal 2018 Subordinate Series E-5 3.15% 3/1/48 (LOC - TD Bank, N.A.)	3,420,000	3,420,000
Series D4 3.15% 8/1/40 (LOC - TD Bank, N.A.)	660,000	660,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Subordinate Series BB-2 3.15% 6/15/44 (SPA - Mizuho Bank)	2,000,000	2,000,000
Total Short-Term Investments (cost $6,080,000)		6,080,000
Total Value of Securities—98.96% (cost $288,996,457)		293,203,724

Receivables and Other Assets Net of Liabilities—1.04%		3,075,917
Net Assets Applicable to 27,357,358 Shares Outstanding—100.00%		$296,279,641
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $24,343,241, which represents 8.22% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
12    NQ- VS [1124] 0125 (4133390)

(Unaudited)
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by American Municipal Bond Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ- VS [1124] 0125 (4133390)    13